Schedule of Concentration of Credit Risk (Details) - Revenue from Contract with Customer Benchmark [Member]		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			22.40%
Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage	[1]		61.70%

[1]	The significant accounts payable balance as of December 31, 2019 related to the service agreements with Meredith Corporation (“Meredith”) (as described in Note 3).